Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,081,454)	$ (770,738)	$ (1,647,586)	$ (1,538,914)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on extinguishment of debt				(264,676)
Noncash interest expense on short - term notes	13,928		13,646
Noncash interest expense on notes payable	64,468	61,462	125,815	97,447
Noncash interest expense on warrants related to convertible notes	9,599	9,033	18,255	1,431
Noncash interest expense - beneficial conversion feature	99,825	33,229	103,472	182,151
Non-controlling interest	(1,054)	(1,172)	(1,328)	(1,960)
Stock-based compensation expense	79,179	10,838	20,896	10,352
Issuance of membership units in lieu of cash payment (see note 10)		122,257	311,479
Issuance of convertible notes in lieu of rent	6,597		69,582
Bad debt expense			19,739	746
Loss on disposal of fixed assets				49,216
Depreciation and amortization	24,137	31,195	58,855	86,089
Gain on foreign currency transactions				(8,650)
Changes in operating assets and liabilities:
Accounts receivable - decrease (increase)	(1,562)	(19,413)	(5,407)	334,445
Inventory - decrease (increase)	(9,819)	3,139	36,387	76,086
Other current assets - decrease (increase)	3,782	74,977	92,882	(90,588)
Other assets - decrease (increase)			7,659	(6,922)
Due from affiliates - decrease (increase)
Other long-term assets - decrease (increase)		7,659
Accounts payable - increase (decrease)	(27,478)	177,999	237,430	156,012
Deferred compensation - increase (decrease)	50,334	16,154	13,472	152,993
Other current liabilities - increase (decrease)	(6,088)	227,180	(45,709)	(504,162)
Due to affiliates - increase (decrease)		(287)	(6,376)	22,073
Net cash used in operating activities	(775,606)	(16,489)	(576,837)	(1,246,827)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(6,800)			(17,063)
Leasehold improvements				(7,279)
Net cash flows used in investing activities	(6,800)			(24,342)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible notes		75,000	75,000	418,000
Proceeds from issuance of short-term notes payable		80,000	439,033
Repayment of short-term notes payable	(11,000)
Proceeds from issuance of equity	1,175,000		10,000
Issuance of noncash warrants other than convertible notes related		2,812	99	563
Net cash provided by financing activities	1,164,000	157,812	524,132	418,563
Effect of exchange rates on changes in cash	141		(5,397)	5,281
Net increase (decrease) in cash and cash equivalents	381,735	141,323	(58,102)	(847,325)
Cash and cash equivalents, beginning of period	86,685	144,787	144,787	992,112
Cash and cash equivalents, end of period	468,420	286,110	86,685	144,787
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest			$ 1,562	$ 563
Debt converted to equity	325,000